EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
Schedule of amounts recognized in the consolidated balance sheets

	As of December 31,
	2024	2025
Salary and welfare payables	9	10
Retirement benefit obligation	111	109
Liability in the balance sheet	120	119